Net fee income - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Fee income arising from financial assets not at fair value through profit or loss	$ 6,816	$ 6,971	$ 6,410
Fee expense arising from financial liabilities not at fair value through profit or loss	1,951	1,872	1,613
Fee income arising from trust and fiduciary activities	3,480	3,452	3,492
Fee expense arising from trust and fiduciary activities	$ 401	$ 333	$ 370